August 1, 2000

                      THE NEW YORK STATE OPPORTUNITY FUNDS

              Supplement to the Prospectus dated August 1, 2000

     Effective August 21, 2000, Ultimus Fund Solutions, LLC will assume the duties as Administrator, Fund Accounting Agent and Transfer Agent for the New York Equity Fund (the "Fund") from Integrated Fund Services, Inc.

     PRIOR TO AUGUST 21, 2000, shareholders should direct purchase orders, redemption requests and other correspondence to the following address:

                    New York State Opportunity Funds
                    C/o Integrated Fund Services, Inc.
                    P.O. Box 5354
                    Cincinnati, Ohio 45201-5354

     BEGINNING AUGUST 21, 2000, purchase orders, redemption requests and other correspondence should be mailed to the Fund at the following address, as described in the Prospectus:

                    New York State Opportunity Funds
                    C/o Ultimus Fund Solutions, LLC
                    P.O. Box 46707
                    Cincinnati, Ohio 45246

     The  Fund's   toll-free   number   will  not   change.   Continue  to  call
1-888-899-8344 for information or assistance.